Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total lease costs	$ 4.3	$ 4.2	$ 2.3
Short-term Lease, Cost	$ 0.3	$ 0.5	$ 0.5
Maximum [Member]
Operating leases terms varying	5 years
Minimum [Member]
Operating leases terms varying	1 year